Share Capital - Summary of Share Capital (Detail) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Apr. 06, 2017
Disclosure of classes of share capital [Line Items]
Outstanding, Beginning of Year	1,228,790	833,290
Common Shares Issued, Net of Issuance Costs and Tax	0	187,500	187,500
Outstanding, End of Year	1,228,790	1,228,790
Outstanding, Beginning of Year	$ 11,040	$ 5,534
Common Shares Issued, Net of Issuance Costs and Tax	0	2,927
Outstanding, End of Year	$ 11,040	$ 11,040
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure of classes of share capital [Line Items]
Common Shares Issued to ConocoPhillips	0	208,000
Common Shares Issued to ConocoPhillips	$ 0	$ 2,579